Average Annual Total Returns (Vanguard High-Yield Corporate Fund)	12 Months Ended
Jan. 31, 2013
Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	4.54%
Five Years	14.89%
Ten Years	6.86%
Inception Date	Dec. 27, 1978
Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	4.64%
Five Years	15.02%
Ten Years	6.98%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.96%
Five Years	12.02%
Ten Years	4.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.53%
Five Years	10.67%
Ten Years	4.20%
Barclays U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	7.44%
Five Years	18.93%
Ten Years	8.62%
Barclays U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	7.44%
Five Years	18.93%
Ten Years	8.62%
High-Yield Corporate Composite Index | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	5.90%
Five Years	15.68%
Ten Years	none
High-Yield Corporate Composite Index | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	5.90%
Five Years	15.68%
Ten Years	none